Revenue - Summary of total transaction price of unfulfilled or partially unfulfilled performance obligations (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of performance obligations [line items]
Total transaction price of unfulfilled or partially unfulfilled performance obligations	€ 204,997	€ 72,455	€ 16,703
Within 12 month
Disclosure of performance obligations [line items]
Total transaction price of unfulfilled or partially unfulfilled performance obligations	101,499	32,790	16,703
Within 13 to 24 month
Disclosure of performance obligations [line items]
Total transaction price of unfulfilled or partially unfulfilled performance obligations	93,363	39,141	0
Over 24 month
Disclosure of performance obligations [line items]
Total transaction price of unfulfilled or partially unfulfilled performance obligations	€ 10,135	€ 524	€ 0